Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 16. Property, plant and equipment

Property, plant and equipment, net consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Buildings and leasehold improvements	218	224
Computer equipment and licenses	2,443	1,949
Machinery & equipment	9,433	8,275
Office equipment and furniture	3,401	3,428
Total property, plant and equipment gross	15,495	13,876

Accumulated depreciation for:
Buildings and leasehold improvements	(27)	(13)
Computer equipment and licenses	(1,818)	(1,736)
Machinery & equipment	(5,322)	(5,006)
Office equipment and furniture	(3,286)	(3,317)
Total accumulated depreciation	(10,453)	(10,072)
Total property, plant and equipment, net	5,042	3,804
Depreciation charge for the six months ended June 30, 2026	456	379

The Group evaluated property, plant and equipment and other long-lived assets under ASC 360 and concluded that the relevant asset groups were recoverable. Accordingly, no impairment loss was recognized as of June 30, 2026.

The useful economic lives of property, plant and equipment are as follows:

●	Machinery, equipment and production tools	5 to 10 years

●	Office equipment and furniture	2 to 5 years

●	Production masks	5 years

●	Probe cards	5 years

●	Licenses	3 years

●	Software	1 year